Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
	2024		Restated* 2023	2022

Advances to suppliers	Ps.	28,555	32,773	12,891
Premiums paid in advance for insurance		28,043	21,419	16,238
Other		31,084	23,276	23,433

	Ps.	87,682	77,468	52,562

(*)	Details of the restatement are shown in note 2b.